UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : September 30, 2005 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	October 25, 2005



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 50

Form 13F Information Table Value Total : $155819

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1866    44000 SH       SOLE                    44000
Advent Software                COM              007974108    10368   384870 SH       SOLE                   384870
Affymetrix                     COM              00826T108     6832   147784 SH       SOLE                   147784
Agile Software                 COM              00846x105     3259   454535 SH       SOLE                   454535
ArthroCare                     COM              043136100     5044   125400 SH       SOLE                   125400
Atheros                        COM              04743p108     2247   230245 SH       SOLE                   230245
Automatic Data Processing, Inc COM              053015103      297     6911 SH       SOLE                     6911
BEA Systems, Inc               COM              073325102     4503   500876 SH       SOLE                   500876
BP Amoco PLC                   COM              055622104     1350    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108     1230       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     1559      571 SH       SOLE                      571
CNET Networks Inc.             COM              12613R104     8444   622248 SH       SOLE                   622248
Cisco Systems                  COM              17275R102      360    20100 SH       SOLE                    20100
Corgentech Inc.                COM              21872p105       29    12300 SH       SOLE                    12300
Dolby Laboratories Inc         COM              25659T107     2845   177795 SH       SOLE                   177795
EMC Corporation                COM              268648102      707    54664 SH       SOLE                    54664
Electronic Arts                COM              285512109     8415   147921 SH       SOLE                   147921
Exelixis Inc                   COM              30161Q104     1427   186540 SH       SOLE                   186540
FormFactor                     COM              346375108     5961   261237 SH       SOLE                   261237
Foxhollow Technologies         COM              35166A103      717    15050 SH       SOLE                    15050
General Electric               COM              369604103     1886    56016 SH       SOLE                    56016
General Mills                  COM              370334104      643    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      685    10000 SH       SOLE                    10000
IBM                            COM              459200101     1774    22116 SH       SOLE                    22116
Ilumina                        COM              452327109     2630   205278 SH       SOLE                   205278
Inhibitex                      COM              45719T103     1789   175830 SH       SOLE                   175830
Intel Corp.                    COM              458140100     2218    90000 SH       SOLE                    90000
Intuit                         COM              461202103     6066   135382 SH       SOLE                   135382
Johnson & Johnson              COM              478160104     1021    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104     7463   313553 SH       SOLE                   313553
Linear Technology              COM              535678106     8542   227245 SH       SOLE                   227245
Magma Design                   COM              559181102     2158   265818 SH       SOLE                   265818
Maxim Intgrtd. Prod.           COM              57772K101     5558   130322 SH       SOLE                   130322
Minnesota Mining               COM              604059105      293     4000 SH       SOLE                     4000
Molecular Devices              COM              60851C107     3987   190855 SH       SOLE                   190855
Nektar Therapeutics            COM              640268108     3463   204300 SH       SOLE                   204300
Nuvelo Inc                     COM              67072M301      687    71590 SH       SOLE                    71590
PMC-Sierra Inc                 COM              69344F106     3417   387869 SH       SOLE                   387869
Pfizer, Inc.                   COM              717081103     1248    50000 SH       SOLE                    50000
Pharmion Corp                  COM              71715B409     2446   112172 SH       SOLE                   112172
Royal Dutch Shell PLC ADR REP  COM                             263     4000 SH       SOLE                     4000
Salesforce.com Inc             COM              79466L302     3192   138070 SH       SOLE                   138070
Schering-Plough                COM              806605101     1330    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      675     8000 SH       SOLE                     8000
Siebel                         COM              826170102     5832   564524 SH       SOLE                   564524
Target CP                      COM              239753106      942    18140 SH       SOLE                    18140
Vertex Pharm.                  COM              92532F100     2760   123470 SH       SOLE                   123470
Vitesse Semi.                  COM              928497106     2887  1543900 SH       SOLE                  1543900
Yahoo                          COM              984332106    10980   324481 SH       SOLE                   324481
Zhone Technology               COM              98950P108     1520   582466 SH       SOLE                   582466